BUSINESS COMBINATION AND ASSET ACQUISITION (purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date) (Details) - Mar. 31, 2021 - Loto Interactive
$ in Thousands, $ in Thousands
	HKD ($)	USD ($)
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Current assets	$ 232,103	$ 29,854
Property and equipment, net	201,713	25,946
Other non-current assets	71,728	9,226
Total identifiable assets acquired	505,544	65,026
Current liabilities	163,161	20,987
Non-current liabilities	2,388	307
Total liabilities assumed	165,549	21,294
Net identifiable assets acquired	$ 339,995	$ 43,732